Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the Fiscal Year Ended April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Investment Review

The past 12-month fiscal year period ended April 30, 2002 was generally positive for high-quality fixed income investors. The past year can be characterized as an extremely volatile environment for all financial assets. Global economic activity was in a clear slowdown mode. The Federal Reserve Board (the "Fed") reduced the federal funds target rate on seven occasions from May through December of 2001, moving the target down from 4.50% to 1.75% where it remained at the fiscal year end date of April 30, 2002. The cyclical economic slowdown was accelerated by the terrorist events of September 11, 2001, accompanied by rising bond valuations (as a safety investment) and falling equity prices worldwide. Interest rates fell for all points along the U.S. Treasury maturity spectrum, with the largest declines occurring in the shorter maturities. In this safety conscious environment, prices rose for all domestic high-quality bond sectors.

Federated Intermediate Income Fund primarily focuses on high-quality, intermediate corporate securities, along with a minority position in U.S. government securities. The high-quality corporate bond sector experienced both the positive effects of falling interest rates and the negative effects of reduced corporate earnings and "headline" risks, the most notable of which was the Enron bankruptcy in the latter half of 2001. The importance and benefits of bond diversification was evident over the past year, as credit downgrades by rating agencies far exceeded credit upgrades. Thus, while corporate bond investing exhibited increased volatility, the overall returns were positive, but slightly less than comparable maturity U.S. agencies, for example.

The fund performance reflected the somewhat offsetting impact of falling rates and high corporate volatility. For the entire fiscal year period, fund shareholders experienced a slight increase in net asset value and a total return of 6.55%,1 for the Institutional Shares, and 6.29%1 for the Institutional Service Shares which essentially matched the 6.52% of the Lipper Intermediate Investment Grade Debt Funds2 average return. Over the past year, the fund generally maintained a neutral position in corporate debt securities of 70-75% of total assets and a duration target slightly longer than the peer group. Given the Fed has now moved to a neutral position, as opposed to an easing bias for calendar year 2001, the duration target should now be expected to reflect a slightly shorter target, with increased emphasis on corporate securities.3

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

Average Annual Total Return for the Period Ended 4/30/2002
1 Year	6.55%
5 Years	6.72%
Start of Performance (12/20/1993)	6.52%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2002, compared to the Lehman Brothers Government/Credit Index (LBGC),2 Lehman Brothers Credit Bond Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC)2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGC, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

Average Annual Total Return for the Period Ended 4/30/2002
1 Year	6.29%
5 Years	6.46%
Start of Performance (12/20/1993)	6.25%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2002, compared to the Lehman Brothers Government/Credit Index (LBGC),2 Lehman Brothers Credit Bond Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC)2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGC, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
World-Class Investment Manager
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00715-02 (6/02)

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for Fiscal Year Ended April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated Short Term Income Fund represents a high-quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high-quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having an effective modified duration of no greater than two years.1

As the year under review drew to a close, the downward trend in short-term interest rates which characterized 2001 bottomed and began to reverse. After 11 reductions in the federal funds target rate to a level not seen in over 40 years (1.75%), the Federal Reserve Board (the "Fed") appears to have finished providing monetary stimulus to a weak economy. A look at recent economic data appears to indicate that the Fed has succeeded in its task, and that an economic recovery has begun.

On the other hand, there appears to be limited concern for a quick increase in rates over the next few months. Price inflation continues to be well under control, which means the Fed may still have the latitude to refrain from tightening monetary policy until well into 2002. Because of this, money market yields may remain low for some time even though short-term bond yields have begun to trend upward. The key for the short end is that the substantial current yield differential offered by 1-3 year bond products may still outweigh the effect of higher yields on net asset value, thus generating a better total return than one could obtain in a money market fund or similar alternative.2 This is why products like the Federated Short Term Income Fund may still be an attractive alternative between the extremely low yields available on cash alternatives and the volatile world of higher risk investments like equities.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

The fund's total return for the year was 4.90%2 for the Institutional Shares, slightly less than that of its Lipper Short Investment Grade Debt Funds category peer group, which returned 5.04%.3

The fund's current posture would be considered negative with regard to interest rate exposure but positive with regard to credit exposure. As the economy slowly begins its recovery phase, expectations of Fed tightening will increase, and short-term interest rates are likely to rise. This phenomenon, which occurred in March 2002, but has abated for the moment, is likely to be seen again later in 2002. As a result, duration is currently being maintained at just under 1.4 years, short of the fund's "neutral" position of 1.5 years. On the credit side, while portfolio quality remains quite high, marginal assets have been deployed in single-A and BBB-rated corporate bonds to take advantage of expected spread tightening as the economy begins to recover. At April 30, 2002, AAA-rated securities still comprised 60% of assets, "AAs" accounted for 10%, single-As 16% and "BBBs" 14%. As mentioned previously, fund management has allocated more assets into the corporate sector, which accounted for 17% of assets at April 30, 2002. Government exposure has been reduced to 7%. AAA-rated ABS (34% of assets at period-end) continue to remain a staple of the fund's asset allocation, providing both current yield and credit safety to the Federated Short-Term Income Fund investor. Conversely, subordinate ABS exposure (BBB-rated) has been reduced to 7% in the belief that the corporate sector offers better opportunity in like-rated exposure. An additional 13% in ABS exposure is rated either "AA" or "A." Exposure is rounded out with mortgage-backed securities at 16% of the portfolio.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's Institutional Service Shares average annual return was 4.64% for the reporting period. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

Average Annual Total Return For The Period Ended 4/30/2002
1 Year	4.90%
5 Years	6.17%
10 Years	5.87%
Start of Performance (7/1/1986)	6.47%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1992 to April 30, 2002, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

Average Annual Total Return For The Period Ended 4/30/2002
1 Year	4.64%
5 Years	5.91%
10 Years	5.61%
Start of Performance (1/24/1992)	5.53%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1992 to April 30, 2002, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
World-Class Investment Manager
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420C308
Cusip 31420C209

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00831-01 (6/02)